New World Fund®
Investment portfolio
July 31, 2021
unaudited
Common stocks 91.80% Information technology 20.37%	Shares	Value (000)
Microsoft Corp.	5,649,789	$1,609,682
Taiwan Semiconductor Manufacturing Company, Ltd.	54,604,500	1,132,509
PayPal Holdings, Inc.[1]	3,792,934	1,045,067
PagSeguro Digital, Ltd., Class A1	15,337,737	850,324
Silergy Corp.[2]	5,644,739	759,966
Adobe, Inc.[1]	1,061,800	660,047
ASML Holding NV	808,090	612,543
Broadcom, Inc.	1,063,600	516,272
Keyence Corp.	868,100	480,638
EPAM Systems, Inc.[1]	712,550	398,886
Mastercard, Inc., Class A	1,020,400	393,813
StoneCo, Ltd., Class A1	6,638,765	390,625
Cree, Inc.[1]	3,976,297	368,841
Micron Technology, Inc.[1]	4,129,895	320,397
Apple, Inc.	1,922,448	280,408
Samsung Electronics Co., Ltd.	3,103,750	211,819
Network International Holdings PLC[1,2]	36,978,673	175,172
Visa, Inc., Class A	611,371	150,636
Kingdee International Software Group Co., Ltd.[1]	40,486,767	126,079
Hexagon AB, Class B	7,472,500	123,697
Nice, Ltd. (ADR)[3]	438,951	122,314
TELUS International (Cda), Inc., subordinate voting shares[1]	3,326,332	103,881
Advanced Micro Devices, Inc.[1]	962,500	102,208
Accenture PLC, Class A	321,200	102,039
Nokia Corp.[1]	14,580,398	89,438
Cognizant Technology Solutions Corp., Class A	1,183,000	86,986
Edenred SA	1,490,498	86,602
Tokyo Electron, Ltd.	203,100	83,162
Atlassian Corp. PLC, Class A1	253,325	82,361
MediaTek Inc.	2,496,000	81,222
Trimble, Inc.[1]	870,669	74,442
NXP Semiconductors NV	337,000	69,553
Halma PLC	1,543,000	61,962
Globant SA1	228,400	54,624
Logitech International SA	483,800	52,906
Autodesk, Inc.[1]	159,600	51,252
ON Semiconductor Corp.[1]	1,069,900	41,790
GDS Holdings, Ltd., Class A1	5,272,400	39,859
Aspen Technology, Inc.[1]	270,792	39,606
Yeahka, Ltd.[1,3]	7,145,200	34,342
FleetCor Technologies, Inc.[1]	112,800	29,127
Chindata Group Holdings, Ltd., Class A (ADR)[1,3]	2,222,200	27,733
VeriSign, Inc.[1]	121,753	26,344
KLA Corp.	72,300	25,172
SAP SE	155,400	22,276
Intel Corp.	413,514	22,214
Hamamatsu Photonics KK	392,000	21,689
New World Fund — Page 1 of 18

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Elastic NV, non-registered shares[1]	133,990	$19,839
Hundsun Technologies Inc., Class A	2,234,642	19,282
Coforge, Ltd.	260,197	17,776
Linklogis, Inc., Class B1,3	9,804,500	17,083
CMC Materials, Inc.	108,500	15,693
Applied Materials, Inc.	110,700	15,490
Infineon Technologies AG	384,882	14,672
Amadeus IT Group SA, Class A, non-registered shares[1]	193,593	12,686
Nu Holdings, Ltd., Class A1,4,5,6	159,392	6,374
Fabrinet, non-registered shares[1]	62,555	5,913
		12,387,333
Health care 12.55%
Zai Lab, Ltd. (ADR)[1,2]	4,810,719	695,678
Thermo Fisher Scientific, Inc.	1,245,763	672,724
Carl Zeiss Meditec AG, non-registered shares	2,647,080	589,711
WuXi Biologics (Cayman), Inc.[1]	30,491,605	464,958
Abbott Laboratories	3,227,200	390,427
CanSino Biologics, Inc., Class H1,3	8,218,835	347,953
Notre Dame Intermédica Participações SA	18,851,160	289,558
PerkinElmer, Inc.	1,522,970	277,531
BeiGene, Ltd. (ADR)[1]	755,340	239,133
BeiGene, Ltd.[1]	693,600	16,396
Pharmaron Beijing Co., Ltd., Class H	5,979,600	130,885
Pharmaron Beijing Co., Ltd., Class A	3,462,800	106,180
AstraZeneca PLC	1,942,416	223,233
Danaher Corp.	724,282	215,467
WuXi AppTec Co., Ltd., Class H	7,068,723	156,271
WuXi AppTec Co., Ltd., Class A	2,301,732	53,477
BioMarin Pharmaceutical, Inc.[1]	2,244,413	172,214
Laurus Labs, Ltd.	19,957,500	172,045
CSL, Ltd.	751,000	159,224
Hutchmed China, Ltd. (ADR)[1]	2,010,946	84,560
Hutchmed China Ltd.[1]	5,115,500	46,474
Medtronic PLC	965,000	126,714
Straumann Holding AG	65,546	121,562
Olympus Corp.	5,809,700	118,916
Novo Nordisk A/S, Class B3	1,266,810	117,166
Shionogi & Co., Ltd.	2,135,600	111,973
Koninklijke Philips NV (EUR denominated)	2,415,304	111,426
Jiangsu Hengrui Medicine Co., Ltd., Class A	12,875,911	108,451
Asahi Intecc Co., Ltd.	3,968,200	106,995
Hypera SA, ordinary nominative shares	14,839,266	101,573
Pfizer, Inc.	1,912,100	81,857
Zoetis, Inc., Class A	396,000	80,269
Hugel, Inc.[1]	375,285	77,912
Aier Eye Hospital Group Co., Ltd., Class A	8,136,159	73,973
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	7,377,500	71,193
Gland Pharma, Ltd.[1]	1,236,609	65,315
Merck KGaA	308,000	63,080
Eli Lilly and Company	255,000	62,093
Hikma Pharmaceuticals PLC	1,637,718	60,234
Grifols, SA, Class A, non-registered shares	2,300,000	58,496
Alcon, Inc.	725,000	52,823
HOYA Corp.	356,000	49,990
New World Fund — Page 2 of 18

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Ping An Healthcare and Technology Co., Ltd., Class H1,3	5,200,000	$48,513
Baxter International, Inc.	588,100	45,490
bioMérieux SA	282,000	33,636
Mettler-Toledo International, Inc.[1]	21,300	31,390
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	1,441,567	29,600
OdontoPrev SA, ordinary nominative shares	11,023,346	27,515
Rede D’Or Sao Luiz SA	1,853,200	24,552
Hangzhou Tigermed Consulting Co., Ltd., Class A	759,933	18,550
Alibaba Health Information Technology, Ltd.[1]	9,046,000	14,062
Genus PLC	178,188	13,660
Novartis AG	128,200	11,871
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	4,576
NMC Health PLC[1,4,5]	812,918	11
		7,629,536
Consumer discretionary 12.47%
MercadoLibre, Inc.[1]	731,836	1,148,031
LVMH Moët Hennessy-Louis Vuitton SE	780,082	623,608
General Motors Company[1]	8,986,700	510,804
Hermès International	252,796	386,544
Li Ning Co., Ltd.	30,009,617	316,271
Evolution AB	1,786,798	311,264
Meituan, Class B1	9,322,700	257,926
EssilorLuxottica	1,341,819	253,340
Xpeng, Inc., Class A (ADR)[1]	6,023,992	244,152
Galaxy Entertainment Group, Ltd.[1]	29,933,000	202,990
Pop Mart International Group, Ltd.[3]	26,794,400	196,187
Kering SA	190,082	170,512
YUM! Brands, Inc.	1,244,380	163,499
adidas AG	418,672	152,025
Booking Holdings, Inc.[1]	61,925	134,889
China MeiDong Auto Holdings, Ltd.	24,170,000	130,318
NIKE, Inc., Class B	760,185	127,339
Marriott International, Inc., Class A1	848,100	123,806
Cie. Financière Richemont SA, Class A	920,499	117,876
Zhongsheng Group Holdings, Ltd.	12,748,250	117,129
Delivery Hero SE1	780,055	116,778
JD Health International, Inc.[1,3]	10,841,150	116,417
Naspers, Ltd., Class N	570,081	109,804
Huazhu Group, Ltd. (ADR)[1]	2,188,135	98,422
Alibaba Group Holding, Ltd. (ADR)[1]	369,200	72,064
Alibaba Group Holding, Ltd.[1]	831,500	20,223
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,507,514	92,020
Jumbo SA	5,700,197	90,609
Wyndham Hotels & Resorts, Inc.	1,250,000	90,075
Zomato, Ltd.[1]	25,443,671	45,645
Zomato, Ltd.[1,4,7]	21,610,095	37,218
Trip.com Group, Ltd. (ADR)[1]	3,146,474	81,588
Industria de Diseño Textil, SA	2,205,299	74,793
IDP Education, Ltd.	3,502,404	72,506
Melco Resorts & Entertainment, Ltd. (ADR)[1]	5,176,700	72,060
JD.com, Inc., Class A1	1,954,400	69,563
Midea Group Co., Ltd., Class A	6,836,994	67,255
Astra International Tbk PT	178,034,500	58,104
Samsonite International SA1	30,473,500	56,625
New World Fund — Page 3 of 18

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Aptiv PLC[1]	326,700	$54,510
Wynn Macau, Ltd.[1]	34,863,600	44,818
Airbnb, Inc., Class A1	269,527	38,815
Inchcape PLC	3,076,000	36,364
Maruti Suzuki India, Ltd.	363,485	34,083
Suzuki Motor Corp.	757,300	30,581
SAIC Motor Corp., Ltd., Class A	10,764,943	30,579
Flutter Entertainment PLC (EUR denominated)[1]	160,346	27,414
Shangri-La Asia, Ltd.[1]	28,650,000	25,438
Americanas SA, ordinary nominative shares[1]	2,156,139	20,327
Entain PLC[1]	760,000	19,190
Wynn Resorts, Ltd.[1]	171,000	16,814
Stellantis NV	868,735	16,684
Lojas Americanas SA, ordinary nominative shares	11,978,550	15,179
Vivo Energy PLC	9,612,597	14,030
Levi Strauss & Co., Class A	489,000	13,457
Jiumaojiu International Holdings, Ltd.	3,168,000	9,437
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	6,224
		7,584,223
Financials 11.58%
Kotak Mahindra Bank, Ltd.[1]	39,799,831	885,047
AIA Group, Ltd.	63,033,200	755,151
HDFC Bank, Ltd.	33,233,375	637,046
HDFC Bank, Ltd. (ADR)	984,400	69,469
Société Générale	15,769,898	462,532
Sberbank of Russia PJSC (ADR)	19,529,381	325,105
Bajaj Finance, Ltd.	3,388,000	283,556
Capitec Bank Holdings, Ltd.[3]	2,458,305	272,949
Ping An Insurance (Group) Company of China, Ltd., Class H	29,881,500	262,049
B3 SA-Brasil, Bolsa, Balcao	83,333,214	244,004
ICICI Bank, Ltd. (ADR)	10,700,004	198,913
ICICI Bank, Ltd.	4,819,247	44,200
UniCredit SpA	19,844,209	237,944
Banco Santander, SA	61,388,688	224,839
Bajaj Finserv, Ltd.	1,053,900	201,421
S&P Global, Inc.	437,331	187,493
XP, Inc., Class A1	4,397,728	180,571
HDFC Life Insurance Company, Ltd.	17,677,050	157,743
TCS Group Holding PLC (GDR)	1,609,668	133,152
TCS Group Holding PLC (GDR)[7]	264,560	21,884
Hong Kong Exchanges and Clearing, Ltd.	2,220,600	141,732
China Merchants Bank Co., Ltd., Class H	15,131,100	115,267
Moody’s Corp.	295,050	110,939
AU Small Finance Bank, Ltd.[1]	5,334,252	87,431
Discovery, Ltd.[1]	10,077,988	80,892
Banco Bilbao Vizcaya Argentaria, SA	11,504,489	73,845
Fairfax Financial Holdings, Ltd., subordinate voting shares	169,794	71,524
Futu Holdings, Ltd. (ADR)[1,3]	651,156	66,717
Eurobank Ergasias Services and Holdings SA1	69,062,000	65,130
DBS Group Holdings, Ltd.	2,510,728	56,350
Lufax Holding, Ltd. (ADR)[1]	6,822,100	51,166
Alpha Services and Holdings SA1	38,600,541	49,934
UBS Group AG	2,900,000	47,829
Bank Rakyat Indonesia (Persero) Tbk PT	176,837,100	45,363
New World Fund — Page 4 of 18

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Grupo Financiero Banorte, SAB de CV, Series O	5,570,000	$36,110
Chubb, Ltd.	200,000	33,748
Axis Bank, Ltd.[1]	2,786,000	26,540
Bank Mandiri (Persero) Tbk PT	51,177,300	20,170
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	16,048,043	19,010
China Construction Bank Corp., Class H	25,822,000	18,010
Moscow Exchange MICEX-RTS PJSC	5,963,587	14,116
Postal Savings Bank of China Co., Ltd., Class H	19,503,000	12,598
Bank of the Philippine Islands	6,307,960	10,159
		7,039,648
Communication services 9.29%
Sea, Ltd., Class A (ADR)[1]	3,567,220	985,123
Alphabet, Inc., Class C1	280,011	757,268
Alphabet, Inc., Class A1	57,314	154,434
Tencent Holdings, Ltd.	13,552,500	835,352
Facebook, Inc., Class A1	2,197,801	783,077
Bilibili, Inc., Class Z (ADR)[1]	2,456,481	210,226
Bilibili, Inc., Class Z1	2,258,300	193,394
Netflix, Inc.[1]	592,156	306,482
Yandex NV, Class A1	4,066,183	276,216
América Móvil, SAB de CV, Series L (ADR)	16,276,100	270,997
NetEase, Inc. (ADR)	1,049,596	107,279
NetEase, Inc.	4,056,400	81,168
Vodafone Group PLC	87,732,204	141,679
Activision Blizzard, Inc.	1,452,175	121,431
MTN Group, Ltd.[1]	13,368,563	96,182
Kuaishou Technology, Class B1,4,7	4,777,700	64,982
Kuaishou Technology, Class B1	1,593,313	22,574
Bharti Airtel, Ltd.	11,522,338	86,965
Indus Towers, Ltd.	21,296,376	63,561
JCDecaux SA1	2,307,000	62,944
Informa PLC[1]	2,497,800	17,186
SoftBank Group Corp.	203,700	12,695
		5,651,215
Materials 7.65%
Vale SA, ordinary nominative shares (ADR)	34,214,283	719,184
Vale SA, ordinary nominative shares	31,128,319	650,030
First Quantum Minerals, Ltd.	24,281,200	520,033
Sika AG	925,752	326,111
Asian Paints, Ltd.	6,787,229	269,834
Gerdau SA (ADR)	34,059,835	201,975
Freeport-McMoRan, Inc.	5,292,808	201,656
Rio Tinto PLC	1,376,000	116,690
Barrick Gold Corp.	5,346,430	116,392
Shree Cement, Ltd.	302,959	115,076
Shin-Etsu Chemical Co., Ltd.	701,900	113,566
Albemarle Corp.	539,000	111,055
Koninklijke DSM NV	507,000	102,213
Givaudan SA	20,171	100,693
BHP Group PLC	2,600,000	83,989
Linde PLC	260,450	80,060
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	9,400,000	76,422
LANXESS AG	1,000,000	72,432
New World Fund — Page 5 of 18

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Loma Negra Compania Industrial Argentina SA (ADR)[2]	7,675,388	$60,482
CCL Industries, Inc., Class B, nonvoting shares	1,054,000	60,447
Alrosa PJSC	33,822,582	59,930
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	7,008,943	55,235
BASF SE	679,863	53,406
AngloGold Ashanti, Ltd. (ADR)	1,512,278	30,321
AngloGold Ashanti, Ltd.	922,907	18,470
SIG Combibloc Group AG	1,570,000	46,345
Arkema SA	308,000	39,185
Impala Platinum Holdings, Ltd.	2,103,200	37,899
Huntsman Corp.	1,320,000	34,861
Chr. Hansen Holding A/S	357,199	32,126
Celanese Corp.	187,300	29,176
Umicore SA	402,146	24,940
Amcor PLC (CDI)	2,116,000	24,457
Asahi Kasei Corp.	1,659,500	17,956
Ivanhoe Mines Ltd., Class A1	2,406,114	17,859
Navin Fluorine International, Ltd.	283,841	13,950
Anglo American PLC	296,000	13,127
Yunnan Energy New Material Co., Ltd., Class A	170,200	6,539
		4,654,122
Industrials 6.50%
Airbus SE, non-registered shares[1]	4,732,597	649,545
Safran SA	2,058,150	269,295
IMCD NV	1,394,366	241,494
CCR SA, ordinary nominative shares	91,733,371	228,970
DSV Panalpina A/S	895,918	218,301
Wizz Air Holdings PLC[1]	3,161,426	217,522
Contemporary Amperex Technology Co., Ltd., Class A	2,178,248	185,696
International Container Terminal Services, Inc.	54,681,000	170,109
InPost SA1	8,165,907	160,026
Nidec Corp.	1,410,200	157,339
Rumo SA1	33,520,625	132,969
Copa Holdings, SA, Class A1	1,728,500	122,568
Shenzhen Inovance Technology Co., Ltd., Class A	9,707,524	117,068
Ryanair Holdings PLC (ADR)[1]	994,610	108,452
TransDigm Group, Inc.[1]	152,260	97,612
SMC Corp.	162,999	96,279
Spirax-Sarco Engineering PLC	371,000	77,405
Boeing Company[1]	294,200	66,630
Fortive Corp.	840,000	61,034
Centre Testing International Group Co., Ltd.	14,248,320	59,917
ZTO Express (Cayman), Inc., Class A (ADR)	1,992,000	53,904
Interpump Group SpA	762,000	47,592
Daikin Industries, Ltd.	228,200	47,146
Epiroc AB, Class B	2,302,349	46,270
Havells India, Ltd.	2,668,738	42,090
Hitachi, Ltd.	704,700	40,199
Fluidra, SA, non-registered shares	986,500	39,964
Carrier Global Corp.	708,700	39,156
ABB, Ltd.	1,059,474	38,749
Atlas Copco AB, Class B	479,500	27,232
Air Lease Corp., Class A	568,800	24,094
Experian PLC	480,000	21,137
New World Fund — Page 6 of 18

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	4,000,000	$13,258
China Merchants Port Holdings Co. Ltd.	8,862,000	12,339
Hefei Meyer Optoelectronic Technology, Inc., Class A	1,423,991	10,904
Komatsu, Ltd.	353,000	9,103
		3,951,368
Consumer staples 5.14%
Kweichow Moutai Co., Ltd., Class A	2,870,710	746,541
Nestlé SA	1,543,296	195,585
Foshan Haitian Flavouring and Food Co., Ltd., Class A	10,743,805	190,770
Bunge, Ltd.	2,203,000	171,019
Constellation Brands, Inc., Class A	712,000	159,730
Anheuser-Busch InBev SA/NV	2,290,684	145,105
Carlsberg A/S, Class B	717,838	132,727
Pernod Ricard SA	594,823	131,314
British American Tobacco PLC	2,790,750	103,981
Raia Drogasil SA, ordinary nominative shares	20,435,000	99,031
Avenue Supermarts, Ltd.[1]	1,827,432	85,970
Wal-Mart de México, SAB de CV, Series V	21,449,000	70,706
ITC, Ltd.	25,000,000	68,854
Heineken NV	544,455	63,424
United Spirits, Ltd.[1]	6,916,320	59,553
Unilever PLC (EUR denominated)	987,031	56,892
Reckitt Benckiser Group PLC	681,481	52,317
Yihai International Holding, Ltd.	7,333,000	44,114
Shiseido Company, Ltd.	657,800	43,688
Wuliangye Yibin Co., Ltd., Class A	1,232,747	42,149
China Feihe, Ltd.	21,590,000	41,451
X5 Retail Group NV (GDR)[1]	1,246,331	40,426
L’Oréal SA, non-registered shares	83,828	38,374
Monde Nissin Corp.[1]	115,826,000	34,249
Kimberly-Clark de México, SAB de CV, Class A	21,001,800	34,004
Mondelez International, Inc.	530,800	33,578
Philip Morris International, Inc.	314,170	31,445
Fomento Económico Mexicano, SAB de CV	3,312,400	28,900
Monster Beverage Corp.[1]	295,000	27,824
Herbalife Nutrition, Ltd.[1]	545,700	27,798
Kimberly-Clark Corp.	194,000	26,330
Dabur India, Ltd.	3,208,497	25,900
Danone SA	326,249	24,018
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,391,000	22,709
Uni-Charm Corp.	275,400	11,001
Arca Continental, SAB de CV1	1,660,300	10,047
Diageo PLC	145,966	7,244
		3,128,768
Energy 2.91%
Reliance Industries, Ltd.	36,398,553	995,525
Reliance Industries, Ltd., interim shares	2,018,451	38,255
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	33,859,999	361,286
Gazprom PJSC (ADR)	15,154,155	117,960
Rosneft Oil Company PJSC (GDR)	9,007,483	66,277
New Fortress Energy, Inc., Class A3	1,934,000	58,620
Royal Dutch Shell PLC, Class B	2,193,900	43,297
TotalEnergies SE	793,799	34,558
New World Fund — Page 7 of 18

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Chevron Corp.	302,400	$30,787
Schlumberger, Ltd.	742,561	21,408
Thungela Resources Ltd.[1,3]	29,600	92
		1,768,065
Utilities 1.75%
ENN Energy Holdings, Ltd.	22,391,800	468,228
China Gas Holdings, Ltd.	63,537,800	196,227
AES Corp.	6,991,215	165,692
Engie SA	8,326,334	111,137
China Resources Gas Group, Ltd.	11,734,000	72,326
Enel SpA	5,203,171	48,020
		1,061,630
Real estate 1.59%
American Tower Corp. REIT	621,525	175,767
Shimao Services Holdings, Ltd.	75,687,524	175,312
ESR Cayman, Ltd.[1]	39,421,574	138,488
BR Malls Participacoes SA, ordinary nominative shares[1,2]	56,754,185	109,297
CK Asset Holdings, Ltd.	12,290,500	83,743
Longfor Group Holdings, Ltd.	14,597,500	68,093
CTP NV1	2,773,620	55,934
Sunac Services Holdings, Ltd.	17,393,000	47,001
Shimao Group Holdings, Ltd.	13,921,000	27,444
KE Holdings, Inc., Class A (ADR)[1]	1,180,672	25,963
China Overseas Land & Investment Ltd.	9,817,500	20,592
Ayala Land, Inc.	30,401,100	19,888
China Resources Land, Ltd.	5,400,000	18,067
		965,589
Total common stocks (cost: $33,073,167,000)		55,821,497
Preferred securities 0.84% Consumer discretionary 0.26%
Volkswagen AG, nonvoting preferred shares	460,000	112,136
Getir BV, Series H, preferred shares[1,4,5,6]	103,205	46,500
		158,636
Industrials 0.26%
Azul SA, preferred nominative shares (ADR)[1]	4,592,225	103,004
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	11,558,387	45,716
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,3]	944,799	7,445
		156,165
Information technology 0.13%
Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,4,5,6]	1,447,997	57,904
Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,4,5,6]	247,310	9,890
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,4,5,6]	205,114	8,202
Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,4,5,6]	14,160	566
Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,4,5,6]	7,524	301
		76,863
New World Fund — Page 8 of 18

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Preferred securities (continued) Real estate 0.11%	Shares	Value (000)
QuintoAndar Servicos Imobiliarios Ltda, Series E, preferred shares[1,4,5,6]	433,164	$69,742
Ayala Land, Inc., preferred shares[1,4,5]	30,910,900	—[8]
		69,742
Health care 0.06%
Grifols, SA, Class B, nonvoting non-registered preferred shares	2,540,072	39,412
Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,382,000	12,307
Total preferred securities (cost: $445,056,000)		513,125
Rights & warrants 0.60% Health care 0.52%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,4,7]	11,245,147	261,259
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2022[1,4,7]	5,155,038	46,869
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,4,7]	868,204	7,894
		316,022
Consumer staples 0.08%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,4,7]	2,764,892	49,094
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	1,840,998	1,342
Total rights & warrants (cost: $278,236,000)		366,458
Bonds, notes & other debt instruments 2.61% Bonds & notes of governments & government agencies outside the U.S. 2.30%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[7]	$22,000	23,186
Abu Dhabi (Emirate of) 1.70% 2031[7]	5,740	5,600
Angola (Republic of) 8.25% 2028	3,470	3,659
Angola (Republic of) 8.00% 2029[7]	30,500	31,651
Angola (Republic of) 8.00% 2029	4,830	5,012
Argentine Republic 1.00% 2029	4,613	1,781
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[9]	13,141	4,810
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[9]	53,246	17,306
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[9]	10,333	4,118
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[9]	71,900	27,002
Armenia (Republic of) 7.15% 2025	6,000	6,840
Bahrain (Kingdom of) 6.75% 2029[7]	6,450	7,013
Belarus (Republic of) 6.875% 2023	20,180	20,303
Belarus (Republic of) 5.875% 2026	2,470	2,306
Belarus (Republic of) 7.625% 2027	4,650	4,578
Belarus (Republic of) 6.20% 2030	2,500	2,217
Colombia (Republic of) 4.50% 2029	13,425	14,625
Colombia (Republic of) 3.25% 2032	11,800	11,566
Colombia (Republic of) 7.375% 2037	10,950	14,226
Colombia (Republic of) 4.125% 2051	4,360	4,073
Costa Rica (Republic of) 4.375% 2025	4,629	4,778
Costa Rica (Republic of) 6.125% 2031[7]	15,400	16,459
New World Fund — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 6.125% 2031	$7,593	$8,115
Cote d’Ivoire (Republic of) 4.875% 2032	€1,890	2,271
Dominican Republic 5.95% 2027	$7,820	8,805
Dominican Republic 8.625% 2027[7]	4,950	6,071
Dominican Republic 6.00% 2028[7]	4,360	4,981
Dominican Republic 11.375% 2029	DOP195,700	4,342
Dominican Republic 4.50% 2030[7]	$2,307	2,369
Dominican Republic 5.30% 2041[7]	3,901	3,965
Dominican Republic 7.45% 2044[7]	8,950	10,953
Dominican Republic 7.45% 2044	5,700	6,975
Dominican Republic 6.85% 2045[7]	2,000	2,280
Dominican Republic 5.875% 2060[7]	10,273	10,391
Egypt (Arab Republic of) 5.75% 2024[7]	6,410	6,834
Egypt (Arab Republic of) 5.625% 2030	€3,225	3,798
Egypt (Arab Republic of) 5.875% 2031[7]	$4,700	4,537
Egypt (Arab Republic of) 7.625% 2032[7]	14,100	14,925
Egypt (Arab Republic of) 8.50% 2047	10,000	10,360
Egypt (Arab Republic of) 8.15% 2059[7]	15,000	14,847
Ethiopia (Federal Democratic Republic of) 6.625% 2024	18,400	16,465
Export-Import Bank of India 3.25% 2030	14,800	15,201
Gabonese Republic 6.375% 2024	30,200	32,159
Georgia (Repulbic of) 2.75% 2026[7]	4,995	5,096
Ghana (Republic of) 7.75% 2029[7]	15,000	15,146
Ghana (Republic of) 8.125% 2032	25,000	25,029
Guatemala (Republic of) 4.375% 2027	6,715	7,283
Honduras (Republic of) 6.25% 2027	19,495	21,396
Honduras (Republic of) 5.625% 2030[7]	2,460	2,580
Indonesia (Republic of) 6.625% 2037	8,612	12,000
Indonesia (Republic of) 5.25% 2042	18,644	23,414
Iraq (Republic of) 6.752% 2023	11,500	11,708
Jordan (Hashemite Kingdom of) 4.95% 2025[7]	7,500	7,817
Jordan (Hashemite Kingdom of) 5.75% 2027[7]	21,135	22,836
Kazakhstan (Republic of) 5.125% 2025[7]	9,750	11,334
Kazakhstan (Republic of) 5.125% 2025	5,700	6,626
Kazakhstan (Republic of) 6.50% 2045[7]	7,865	11,628
Kenya (Republic of) 6.875% 2024[7]	5,175	5,704
Kenya (Republic of) 8.25% 2048[7]	29,120	32,316
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR18,100	4,744
Oman (Sultanate of) 4.875% 2025[7]	$2,574	2,696
Oman (Sultanate of) 5.375% 2027	10,000	10,533
Oman (Sultanate of) 6.25% 2031[7]	11,500	12,451
Pakistan (Islamic Republic of) 8.25% 2025[7]	9,222	10,119
Pakistan (Islamic Republic of) 6.00% 2026[7]	5,125	5,169
Pakistan (Islamic Republic of) 6.875% 2027[7]	14,600	14,974
Panama (Republic of) 3.75% 2026[7]	20,790	22,541
Panama (Republic of) 4.50% 2047	15,445	17,657
Panama (Republic of) 4.50% 2050	4,525	5,168
Panama (Republic of) 4.30% 2053	6,400	7,123
Paraguay (Republic of) 5.00% 2026	7,095	8,009
Paraguay (Republic of) 5.00% 2026[7]	4,475	5,051
Paraguay (Republic of) 4.70% 2027[7]	8,790	9,928
Paraguay (Republic of) 4.70% 2027	5,500	6,212
Paraguay (Republic of) 4.95% 2031	3,415	3,923
Paraguay (Republic of) 2.739% 2033[7]	1,565	1,535
Peru (Republic of) 6.55% 2037	10,417	14,199
New World Fund — Page 10 of 18

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$1,240	$1,683
Peru (Republic of) 2.78% 2060	10,795	9,322
PETRONAS Capital, Ltd. 3.50% 2030[7]	3,400	3,727
PETRONAS Capital, Ltd. 4.55% 2050[7]	3,400	4,215
Philippines (Republic of) 1.648% 2031	10,000	9,685
Philippines (Republic of) 6.375% 2034	10,400	14,702
Philippines (Republic of) 3.95% 2040	11,700	13,125
Philippines (Republic of) 2.95% 2045	13,400	13,197
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[7]	3,045	3,089
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	5,513	6,045
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[7]	1,330	1,629
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	1,287	1,577
Qatar (State of) 4.50% 2028[7]	45,000	53,396
Qatar (State of) 3.75% 2030[7]	6,200	7,063
Romania 2.00% 2032	€18,275	21,847
Romania 2.00% 2033	7,080	8,316
Romania 5.125% 2048[7]	$9,300	11,540
Russian Federation 4.375% 2029[7]	10,000	11,369
Russian Federation 4.375% 2029	4,000	4,548
Russian Federation 5.10% 2035	18,000	21,758
Russian Federation 5.25% 2047	12,000	15,275
Senegal (Republic of) 4.75% 2028	€13,200	16,414
Serbia (Republic of) 3.125% 2027	12,500	16,541
South Africa (Republic of) 5.875% 2030	$28,100	31,964
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,900	3,673
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	14,000	11,935
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	2,180
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	10,530	6,780
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	10,723
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	5,360	3,332
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[7]	7,500	4,662
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	4,740	2,947
Tunisia (Republic of) 6.75% 2023	€4,100	4,322
Tunisia (Republic of) 6.75% 2023	1,830	1,929
Tunisia (Republic of) 5.625% 2024	10,725	10,920
Tunisia (Republic of) 5.75% 2025	$8,645	7,343
Turkey (Republic of) 6.375% 2025	5,935	6,247
Turkey (Republic of) 5.875% 2031	22,730	22,310
Turkey (Republic of) 6.00% 2041	16,795	15,399
Turkey (Republic of) 5.75% 2047	31,345	27,166
Ukraine 7.75% 2027	28,014	30,742
Ukraine 9.75% 2028	6,200	7,389
Ukraine 7.375% 2032	29,200	30,458
United Mexican States 3.90% 2025	4,930	5,480
United Mexican States 4.50% 2029	13,100	14,939
United Mexican States 4.75% 2032	10,480	12,052
United Mexican States 4.75% 2044	13,300	14,817
United Mexican States 3.75% 2071	10,285	9,514
United Mexican States, Series M, 7.50% 2027	MXN252,200	13,194
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	$870	91
Venezuela (Bolivarian Republic of) 7.75% 2019[10]	15,668	1,645
Venezuela (Bolivarian Republic of) 6.00% 2020[10]	12,912	1,362
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	1,162	119
Venezuela (Bolivarian Republic of) 9.00% 2023[10]	18,851	1,942
Venezuela (Bolivarian Republic of) 8.25% 2024[10]	4,062	429
New World Fund — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 7.65% 2025[10]	$1,741	$178
Venezuela (Bolivarian Republic of) 11.75% 2026[10]	870	93
Venezuela (Bolivarian Republic of) 9.25% 2027[10]	2,321	247
Venezuela (Bolivarian Republic of) 9.25% 2028[10]	4,346	459
Venezuela (Bolivarian Republic of) 11.95% 2031[10]	1,449	154
Venezuela (Bolivarian Republic of) 7.00% 2038[10]	1,448	154
		1,397,051
Corporate bonds, notes & loans 0.31% Energy 0.09%
Oleoducto Central SA 4.00% 2027[7]	3,450	3,568
Petrobras Global Finance Co. 5.60% 2031	7,100	7,911
Petrobras Global Finance Co. 6.85% 2115	4,340	4,850
Petróleos Mexicanos 6.875% 2025[7]	8,000	8,819
Petróleos Mexicanos 6.875% 2026	8,024	8,841
Petróleos Mexicanos 6.49% 2027	11,700	12,442
PTT Exploration and Production PCL 2.587% 2027[7]	4,769	4,997
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]	4,700	4,654
		56,082
Financials 0.06%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	13,100	13,657
Power Financial Corp., Ltd. 5.25% 2028	5,907	6,645
Power Financial Corp., Ltd. 6.15% 2028	5,334	6,314
Power Financial Corp., Ltd. 4.50% 2029	2,959	3,172
Power Financial Corp., Ltd. 3.35% 2031	4,010	3,953
		33,741
Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	4,446	4,310
PLDT, Inc. 2.50% 2031	2,590	2,586
Tencent Holdings, Ltd. 3.975% 2029	6,300	7,070
Tencent Holdings, Ltd. 3.24% 2050[7]	7,100	6,939
		20,905
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[7]	4,520	5,457
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[7]	1,539	1,806
Mexico City Airport Trust 4.25% 2026	11,060	11,972
		19,235
Consumer discretionary 0.03%
Alibaba Group Holding, Ltd. 2.125% 2031	5,926	5,868
Alibaba Group Holding, Ltd. 3.15% 2051	7,800	7,733
MercadoLibre, Inc. 3.125% 2031	2,575	2,524
Sands China, Ltd. 4.375% 2030	2,675	2,952
		19,077
New World Fund — Page 12 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.03%	Principal amount (000)	Value (000)
AES Panama Generation Holdings SRL 4.375% 2030[7]	$3,485	$3,615
Empresas Publicas de Medellin ESP 4.25% 2029[7]	2,062	2,029
Empresas Publicas de Medellin ESP 4.375% 2031[7]	4,132	4,062
State Grid Overseas Investment, Ltd. 3.50% 2027[7]	6,825	7,596
		17,302
Materials 0.03%
Braskem Idesa SAPI 7.45% 2029	8,100	8,395
Braskem Idesa SAPI 7.45% 2029[7]	5,564	5,767
GC Treasury Center Co., Ltd. 2.98% 2031[7]	2,055	2,114
		16,276
Consumer staples 0.01%
MARB BondCo PLC 3.95% 2031[7]	7,700	7,494
Total corporate bonds, notes & loans		190,112
Total bonds, notes & other debt instruments (cost: $1,545,858,000)		1,587,163
Short-term securities 4.42% Money market investments 4.23%	Shares
Capital Group Central Cash Fund 0.05%[2,11]	25,716,743	2,571,931
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 0.05%[2,11,12]	546,758	54,681
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[11,12]	19,500,000	19,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[11,12]	18,300,000	18,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[11,12]	15,063,945	15,064
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[11,12]	3,400,000	3,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[11,12]	2,200,000	2,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[11,12]	1,100,000	1,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[11,12]	1,100,000	1,100
		115,345
Total short-term securities (cost: $2,686,896,000)		2,687,276
Total investment securities 100.27% (cost: $38,029,213,000)		60,975,519
Other assets less liabilities (0.27)%		(165,725)
Net assets 100.00%		$60,809,794
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 7/31/2021[14] (000)	Unrealized (depreciation) appreciation at 7/31/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	1,107	September 2021	$(110,700)	$(166,327)	$(5,481)
30 Year Ultra U.S. Treasury Bond Futures	Long	504	September 2021	50,400	100,564	5,514
						$33
New World Fund — Page 13 of 18

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 7/31/2021 (000)
Purchases (000)	Sales (000)
USD42,641	EUR36,050	Goldman Sachs	8/17/2021	$(138)
Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)
Common stocks 2.96%
Information technology 1.54%
Silergy Corp.	$267,443	$269,606	$125,863	$66,847	$281,933	$759,966	$2,100
Network International Holdings PLC[1]	12,827	151,509	—	—	10,836	175,172	—
						935,138
Health care 1.14%
Zai Lab, Ltd. (ADR)[1]	394,726	79,463	71,102	16,809	275,782	695,678	—
Hugel, Inc.[1,15]	126,732	—	56,474	14,016	(6,362)	—	—
						695,678
Materials 0.10%
Loma Negra Compania Industrial Argentina SA (ADR)	32,851	—	—	—	27,631	60,482	—
Industrials 0.00%
CCR SA, ordinary nominative shares[15]	159,139	126,323	92,426	(53,004)	88,938	—	1,645
Real estate 0.18%
BR Malls Participacoes SA, ordinary nominative shares[1]	47,713	46,427	—	—	15,157	109,297	—
Total common stocks						1,800,595
Short-term securities 4.32%
Money market investments 4.23%
Capital Group Central Cash Fund 0.05%[11]	3,020,465	5,236,959	5,685,436	(73)	16	2,571,931	2,129
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.05%[11,12]	—	54,681				54,681	—[16]
Total short-term securities						2,626,612
Total 7.28%				$44,595	$693,931	$4,427,207	$5,874
New World Fund — Page 14 of 18

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $284,142,000, which represented .47% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $666,806,000, which represented 1.10% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,029,835,000, which represented 1.69% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 7/31/2021.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 7/31/2021.
[16]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	$49,257	$57,904.10%
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	8,413	9,890.02
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	6,977	8,202.01
Nu Holdings, Ltd., Class A	1/27/2021	5,422	6,374.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	482	566.00
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	256	301.00
QuintoAndar Servicos Imobiliarios Ltda, Series E, preferred shares	5/26/2021	69,742	69,742.11
Getir BV, Series H, preferred shares	5/27/2021	46,500	46,500.08
Total private placement securities		$187,049	$199,479.33%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New World Fund — Page 15 of 18

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $69,992,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $43,072,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
New World Fund — Page 16 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$12,380,959	$—	$6,374	$12,387,333
Health care	7,629,525	—	11	7,629,536
Consumer discretionary	7,547,005	37,218	—	7,584,223
Financials	7,039,648	—	—	7,039,648
Communication services	5,586,233	64,982	—	5,651,215
Materials	4,654,122	—	—	4,654,122
Industrials	3,951,368	—	—	3,951,368
Consumer staples	3,128,768	—	—	3,128,768
Energy	1,768,065	—	—	1,768,065
Utilities	1,061,630	—	—	1,061,630
Real estate	965,589	—	—	965,589
Preferred securities	320,020	—	193,105	513,125
Rights & warrants	1,342	365,116	—	366,458
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,397,051	—	1,397,051
Corporate bonds, notes & loans	—	190,112	—	190,112
Short-term securities	2,687,276	—	—	2,687,276
Total	$58,721,550	$2,054,479	$199,490	$60,975,519
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,514	$—	$—	$5,514
Liabilities:
Unrealized depreciation on futures contracts	(5,481)	—	—	(5,481)
Unrealized depreciation on open forward currency contracts	—	(138)	—	(138)
Total	$33	$(138)	$—	$(105)
*	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
DOP = Dominican pesos
EUR/€ = Euros
GDR = Global Depositary Receipts
MXN = Mexican pesos
MYR = Malaysian ringgits
USD/$ = U.S. dollars
New World Fund — Page 17 of 18

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-036-0921O-S85344	New World Fund — Page 18 of 18